Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2025
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 10 — INTANGIBLE ASSETS AND GOODWILL (All Amounts in USD)

Intangible assets and goodwill consist of the following:

	Pre-deal					Intangible
	Customers		Commercial			asset under
Description	Acquisition	Goodwill	rights	Software	Total	development
Gross carrying value
As at March 31, 2022	59,216,654	73,008	—	—	59,289,662	166,587
Additions	—	—	—	—	—	4,464
Derecognized on ‘disposals of a subsidiary	—	(68,500)	—	—	(68,500)	—
Write off	(59,216,654)	—	—	—	(59,216,654)	160,000
Exchange differences	—	73,601	—	—	73,601	—
Acquisition through business combination	—	793,324	339,277	216	1,132,817	—
As at March 31, 2023	—	736,946	339,277	216	1,076,439	11,051
Write off	—	—	—	—	—	(11,051)
Exchange differences	—	10,231	—	—	10,231	—
As at March 31, 2024	—	726,715	339,277	216	1,066,208	—
Additions	—	—	81,887	1,045	82,932	—
Write off	—	—	—	—	—	—
Exchange differences	—	(17,792)	—	—	(17,792)	—
As at March 31, 2025	—	708,923	421,164	1,261	1,131,348	—
	—	—	—	—	—	—
Accumulated amortization
As at March 31, 2022	24,030,158	—	—	—	24,030,158	—
Charge for the year	—	—	16,157	54	16,211	—
Write off	(24,030,158)	—	—	—	(24,030,158)	—
As at March 31, 2023	—	—	16,157	54	16,211	—

Charge for the year	—	—	15,760	53	15,813	—
As at March 31, 2024	—	—	31,917	107	32,024	—
Charge for the year	—	—	15,905	257	16,162	—
As at March 31, 2025	—	—	47,822	364	48,186	—

Net block as at March 31, 2023	—	736,946	323,120	162	1,060,228	11,051
Net block as at March 31, 2024	—	726,715	307,360	109	1,034,184	—
Net block as at March 31, 2025	—	708,923	373,342	896	1,083,162	—